Document and Entity Information	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	ACME UNITED CORP
Entity Central Index Key	0000002098
Entity Emerging Growth Company	false
Entity File Number	001-07698
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0236700
Entity Address, Address Line One	55 Walls Drive
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06824
City Area Code	203
Local Phone Number	254-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	ACU
Security Exchange Name	NYSEAMER